Risk and Capital Management - Summary of Internal Rating (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 714,104	R$ 585,791
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Low [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 514,635	R$ 425,140
Medium [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	121,442	97,977
Higher [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	17,374	20,692
Credit impaired [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	60,653	41,982
Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 587,208	R$ 501,889
Percentage of loan operations and lease operations portfolio	82.20%	85.60%
Stage 1 [member] | Low [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 501,463	R$ 420,936
Stage 1 [member] | Medium [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	84,193	80,106
Stage 1 [member] | Higher [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,552	847
Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 66,243	R$ 41,920
Percentage of loan operations and lease operations portfolio	9.30%	7.20%
Stage 2 [member] | Low [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 13,172	R$ 4,204
Stage 2 [member] | Medium [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	37,249	17,871
Stage 2 [member] | Higher [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	15,822	19,845
Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 60,653	R$ 41,982
Percentage of loan operations and lease operations portfolio	8.50%	7.20%
Stage 3 [member] | Credit impaired [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 60,653	R$ 41,982